THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

                     FROST MID CAP EQUITY FUND (THE "FUND")

                   SUPPLEMENT DATED SEPTEMBER 28, 2015 TO THE
   INVESTOR CLASS SHARES PROSPECTUS, DATED NOVEMBER 28, 2014, AS SUPPLEMENTED DECEMBER 22, 2014 AND MARCH 26, 2015 (THE "INVESTOR CLASS PROSPECTUS"), THE
INSTITUTIONAL CLASS SHARES PROSPECTUS, DATED NOVEMBER 28, 2014, AS SUPPLEMENTED DECEMBER 22, 2014 (THE "INSTITUTIONAL CLASS PROSPECTUS," AND, TOGETHER WITH THE
 INVESTOR CLASS PROSPECTUS, THE "PROSPECTUSES") AND THE STATEMENT OF ADDITIONAL
  INFORMATION, DATED NOVEMBER 28, 2014, AS SUPPLEMENTED DECEMBER 22, 2014 AND
                           MARCH 26, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
      THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE
                             PROSPECTUSES AND SAI.

On October 1, 2015, the termination of Luther King Capital Management Corporation ("LKCM") as sub-adviser to the Fund and the reduction of the Management Fees of the Fund, which were approved at the August 24, 2015 meeting of the Board of Trustees of the Trust, will become effective. Accordingly, effective October 1, 2015, the Fund's Prospectuses and SAI are amended and supplemented as follows:

I.     SUB-ADVISER TERMINATION

1. All references to LKCM and its personnel, and the Fund's current sub-advisory arrangements in the Prospectuses and SAI are hereby deleted.

2. The Fund's "Principal Investment Strategies" summary section in the Prospectuses is hereby deleted and replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies. This investment strategy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers mid-capitalization companies to be those companies with total market capitalizations between $2 billion and $25 billion at the time of initial purchase.

The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. Preferred stocks are units of ownership in a company that normally have preference over common stock in the payment of dividends and the liquidation of the company. Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the company's common stock at the holder's option during a specified time period. A right is a privilege granted to existing shareholders of a company to subscribe to shares of a new issue of common stock before it is issued. Warrants are securities that are usually issued together with a debt security or preferred stock that give the holder the right to buy a proportionate amount of common stock at a specified price.

In selecting investments for the Fund, the Adviser performs fundamental analyses to seek to identify high-quality companies, focusing on the following characteristics:

     o    Strong balance sheets;
     o    Competitive advantages;
     o    High and/or improving financial returns;
     o    Free cash flow;
     o    Reinvestment opportunities; and
     o    Prominent market share positions.

3. The last paragraph in the Fund's "Principal Risks" summary section in the Prospectuses is hereby deleted and replaced with the following:

MANAGEMENT RISK - The risk that the investment techniques and risk analyses applied by the Adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

4. The four sentences preceding the bar chart in the Fund's "Performance Information" summary section in the Prospectuses are hereby deleted and replaced with the following:

Prior to February 13, 2012, the Fund employed a different investment strategy and prior to October 1, 2015, the Fund had a sub-adviser. Therefore, the past performance shown below may have differed if the Fund's current investment strategy had been in effect and the Fund did not have a sub-adviser. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.frostbank.com or by calling 1-877-71-FROST.

5. The Fund's "Portfolio Managers" summary section in the Prospectuses is hereby deleted and replaced with the following:

Tom L. Stringfellow, CFA, CFP, CPA, CIC, President, CIO and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since 2015.

AB Mendez, CFA, Research Analyst and Fund Co-Manager at Frost, has served on the portfolio team for the Fund since 2015.

Bob Bambace, CFA, CPA, Senior Fund Manager and Senior Portfolio Manager at Frost, has served on the portfolio team for the Fund since 2015.

6. The paragraphs regarding Messrs. Stringfellow and Mendez in the "Portfolio Managers" section in the Investor Class Prospectus are hereby deleted and replaced with the following:

Tom L. Stringfellow, CFA, CFP, CPA, CIC, President and CIO at Frost, serves as Fund Co-Manager of the Frost Growth Equity Fund, the Frost Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Conservative Allocation Fund, the Frost Moderate Allocation Fund, the Frost Aggressive Allocation Fund, and the Frost Natural Resources Fund. Mr. Stringfellow is jointly and primarily responsible for the day-to-day management of the Frost Growth Equity Fund, the Frost Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Conservative Allocation Fund, the Frost Moderate Allocation Fund, the Frost Aggressive Allocation Fund, and the Frost Natural Resources Fund. Mr. Stringfellow joined Frost Bank, the parent company of the Adviser, in 1980. He received a Bachelor of Arts degree in business administration from Southwest Texas State University, a Master of Arts degree in economics from St. Mary's University and a Master of Business Administration degree from Texas A&M University - Corpus Christi. Mr. Stringfellow is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA institute.

AB Mendez, CFA, Research Analyst at Frost, serves as Fund Co-Manager of the Frost Growth Equity Fund and the Frost Mid Cap Equity Fund. Mr. Mendez is jointly and primarily responsible for the day-to-day management of the Frost Growth Equity Fund and the Frost Mid Cap Equity Fund. Mr. Mendez joined Frost in 2014. Prior to joining Frost, he worked in the capacity of Research Analyst for KCG Holdings from February 2012 to November 2014, Greencrest Capital from February 2011 to February 2012, Twin Red Asset Management from May 2010 to June 2011, and Thomas Weisel Partners from December 2009 to April 2010. He earned a Bachelor of Arts degree in economics, political science from Rice University. Mr. Mendez is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA institute.

7. The paragraphs regarding Messrs. Stringfellow and Mendez in the "Portfolio Managers" section in the Institutional Class Prospectus are hereby deleted and replaced with the following:

Tom L. Stringfellow, CFA, CFP, CPA, CIC, President and CIO at Frost, serves as Fund Co-Manager of the Frost Growth Equity Fund, the Frost Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Natural Resources Fund, and the Frost Moderate Allocation Fund. Mr. Stringfellow is jointly and primarily responsible for the day-to-day management of the Frost Growth Equity Fund, the Frost Value Equity Fund, the Frost Mid Cap Equity Fund, the Frost Natural Resources Fund, and the Frost Moderate Allocation Fund. Mr. Stringfellow joined Frost Bank, the parent company of the Adviser, in 1980. He received a Bachelor of Arts degree in business administration from Southwest Texas State University, a Master of Arts degree in economics from St. Mary's University and a Master of Business Administration degree from Texas A&M University - Corpus Christi. Mr. Stringfellow is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA institute.

AB Mendez, CFA, Research Analyst at Frost, serves as Fund Co-Manager of the Frost Growth Equity Fund and the Frost Mid Cap Equity Fund. Mr. Mendez is jointly and primarily responsible for the day-to-day management of the Frost Growth Equity Fund and the Frost Mid Cap Equity Fund. Mr. Mendez joined Frost in 2014.

Prior to joining Frost, he worked in the capacity of Research Analyst for KCG Holdings from February 2012 to November 2014, Greencrest Capital from February 2011 to February 2012, Twin Red Asset Management from May 2010 to June 2011, and Thomas Weisel Partners from December 2009 to April 2010. He earned a Bachelor of Arts degree in economics, political science from Rice University. Mr. Mendez is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA Institute.

8. The following paragraph is hereby added in the "Portfolio Managers" sections in the Prospectuses:

Bob Bambace, CFA and CPA, Senior Portfolio Manager at Frost, serves as Senior Fund Manager of the Frost Mid Cap Equity Fund. Mr. Bambace is jointly and primarily responsible for the day-to-day management of the Frost Mid Cap Equity Fund. Mr. Bambace joined Frost in 2011. Prior to joining Frost, he worked for RCDS Capital Management from July 2009 to March 2011, Waddell & Reed from September 2008 to June 2009 and Citigroup Capital Markets from July 1993 to September 2008. He earned a Bachelor of Business Administration degree in finance from Texas Tech University and a Master of Business Administration in accounting from St. Mary's University. Mr. Bambace is a holder of the right to use the Chartered Financial Analyst (CFA(R)) designation and is a member of the CFA institute.

9. In the SAI, the disclosure in the Frost section of the chart under the subsection entitled "Fund Shares Owned by Portfolio Managers" in the "Portfolio Managers" section is hereby deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
NAME                                        DOLLAR RANGE OF FUND SHARES OWNED(1)
--------------------------------------------------------------------------------
FROST
--------------------------------------------------------------------------------
Michael R. Brell                     $10,001 - $50,000 (Frost Value Equity Fund)
--------------------------------------------------------------------------------
Jeffery Elswick               $100,001 - $500,000 (Frost Total Return Bond Fund)
--------------------------------------------------------------------------------
Theodore H. Harper                                  None
--------------------------------------------------------------------------------
John Lutz                         $50,001 - $100,000 (Frost Growth Equity Fund)
--------------------------------------------------------------------------------
Tom  L.  Stringfellow      $50,001 - $100,000 (Frost Aggressive Allocation Fund)
                                  $100,001 - $500,000 (Frost Growth Equity Fund)
                                     $10,001 - $50,000 (Frost Value Equity Fund)
                            $10,001 - $50,000  (Frost  Natural  Resources  Fund)
--------------------------------------------------------------------------------
Brad Thompson                      $50,001 - $100,000 (Frost Growth Equity Fund)
--------------------------------------------------------------------------------
Justin Hopkins                                      None
--------------------------------------------------------------------------------
R. David Telling                 $1 - $10,000 (Frost Aggressive Allocation Fund)
--------------------------------------------------------------------------------
Craig Leighton                                      None
--------------------------------------------------------------------------------
Alan  Tarver              $10,001 - $50,000 (Frost Conservative Allocation Fund)
                              $10,001 - $50,000 (Frost Moderate Allocation Fund)
                      $10,001  -  $50,000  (Frost  Aggressive  Allocation  Fund)
--------------------------------------------------------------------------------
Tom Bergeron                                        None
--------------------------------------------------------------------------------
AB Mendez                                           None
--------------------------------------------------------------------------------
Bob Bambace                                         None
--------------------------------------------------------------------------------

(1) Valuation date is July 31, 2014, except for AB Mendez for whom the valuation date is November 30, 2014 and Bob Bambace for whom the valuation date is July 31, 2015.

10. In the SAI, the disclosure in the Frost section of the chart under the subsection entitled "Other Accounts" in the "Portfolio Managers" section is hereby deleted in its entirety and replaced with the following:

---------------------------------------------------------------------------------------------------
                            REGISTERED             OTHER POOLED
                     INVESTMENT COMPANIES        INVESTMENT VEHICLES           OTHER ACCOUNTS
                  ---------------------------------------------------------------------------------
                   NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS    NUMBER OF  TOTAL ASSETS
       NAME         ACCOUNTS    (MILLIONS)     ACCOUNTS     (MILLIONS)     ACCOUNTS    (MILLIONS)
---------------------------------------------------------------------------------------------------
FROST
---------------------------------------------------------------------------------------------------
Michael R. Brell       0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
Jeffery Elswick        0            $0             0            $0             63         $683.2
---------------------------------------------------------------------------------------------------
Theodore H. Harper     0            $0             0            $0            128         $181.5
---------------------------------------------------------------------------------------------------
John Lutz              0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
Tom L. Stringfellow    0            $0             0            $0             58         $219.3
---------------------------------------------------------------------------------------------------
Brad Thompson          0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
Justin Hopkins         0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
R. David Telling       0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
Craig Leighton         0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
Alan Tarver            0            $0             0            $0            202         $203.1
---------------------------------------------------------------------------------------------------
Tom Bergeron           0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
AB Mendez(2)           0            $0             0            $0              0           $0
---------------------------------------------------------------------------------------------------
Bob Bambace(3)         0            $0             0            $0            198       $1,094.1
---------------------------------------------------------------------------------------------------

(2)  The information for AB Mendez is provided as of November 30, 2014.

(3)  The information for Bob Bambace is provided as of July 31, 2015.

II.    REDUCTION OF MANAGEMENT FEES

1. In the Fund's "Fund Fees and Expenses" summary section in the Investor Class Prospectus:

       a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                      INVESTOR CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                           0.65%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%
--------------------------------------------------------------------------------
Other Expenses                                               0.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                      1.33%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.


       b) The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                   $135        $421        $729       $1,601
--------------------------------------------------------------------------------

2. In the Fund's "Fund Fees and Expenses" summary section in the Institutional Class Prospectus:

       a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                                                      INSTITUTIONAL CLASS SHARES
--------------------------------------------------------------------------------
Management Fees(1)                                             0.65%
--------------------------------------------------------------------------------
Other Expenses                                                 0.43%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses(2)                        1.08%
--------------------------------------------------------------------------------

(1)  Management Fees have been restated to reflect current fees.

(2) The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because Management Fees have been restated to reflect current fees.


       b) The "Example" table is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
                   $110        $343        $595       $1,317
--------------------------------------------------------------------------------

3. In the "Investment Adviser" section of the Prospectuses and "The Adviser and Sub-Advisers" section of the SAI, the row in the "Advisory Fee Rate" table regarding the Fund is hereby deleted and replaced with the following:

--------------------------------------------------------------------------------
Frost Mid Cap Equity Fund                                       0.65%*
--------------------------------------------------------------------------------

* Prior to October 1, 2015, the Advisory Fee for the Frost Mid Cap Equity Fund was 0.90%.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 FIA-SK-033-0100